Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13003512

OCT 15 2013
Washington, DC 20549

October 15, 2013

001-36127

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT M/S

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cooper-Standard Holdings, Inc., Common Stock, par value $0.001 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 10, 2013. Tentative listing date – October 17, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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